Stock Options (Narrative) (Details)	1 Months Ended	3 Months Ended
	Aug. 12, 2024 Share $ / shares	Jun. 30, 2024 Share $ / shares shares	Jun. 30, 2024 USD ($) Share Incentive_Plan shares	Jun. 30, 2023 USD ($)	Mar. 31, 2024 Share	May 14, 2019 shares	Mar. 09, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of incentive stock option plans | Incentive_Plan			2
Number of stock options granted in share-based payment arrangement | Share			20,000
Exercise price of stock options granted | $ / shares		$ 0
Number of stock options exercised in share-based payment arrangement | Share			0
Number of stock options forfeited or expired in share-based payment arrangement | Share			69,392
Number of stock options exercisable | Share		1,711,798	1,711,798		1,711,798
Exercise price of stock options forfeited | $ / shares		$ 9.91
Share-based payments | $			$ 408,005	$ 713,227
2023 Equity Incentive Plan (the "2023 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available for issuance in share based arrangement | shares		225,847	225,847
Number of performance based awards available for issuance in share based arrangement | shares		2,499,116	2,499,116
2022 Equity Incentive Plan (the "2022 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available for issuance in share based arrangement | shares		225,847	225,847
Number of performance based awards available for issuance in share based arrangement | shares		2,499,116	2,499,116
Rolling Stock Option Plan (the "2019 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares						2,129,999
Fixed Stock Option Plan (the "2016 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares available for issuance in share based arrangement | shares							1,491,541
Events after reporting period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options forfeited or expired in share-based payment arrangement | Share	85,536
Exercise price of stock options forfeited | $ / shares	$ 10.55
June 28, 2029 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options granted in share-based payment arrangement | Share			20,000
Description of maximum term of options granted for share-based payment arrangement			5
Exercise price of stock options granted | $ / shares		$ 1.4